John Hancock
Absolute Return Currency Fund
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 98.7%				$386,056,611
(Cost $385,896,354)
U.S. Government 90.7%				354,957,869
U.S. Treasury Bill (A)	0.050	07-16-20	130,000,000	129,971,869
U.S. Treasury Bill (A)	0.700	06-18-20	25,000,000	24,996,833
U.S. Treasury Bill (A)	1.488	05-21-20	200,000,000	199,989,167

	Yield (%)	Shares	Value
Short-term funds 8.0%			31,098,742

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.2663(B)	31,098,742	31,098,742

Total investments (Cost $385,896,354) 98.7%	$386,056,611
Other assets and liabilities, net 1.3%	5,255,833
Total net assets 100.0%	$391,312,444

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 4-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	17,448,313	USD	10,644,631	CITI	6/17/2020	$727,073	—
AUD	140,321,314	USD	85,009,748	DB	6/17/2020	6,442,745	—
AUD	132,215,762	USD	80,644,848	MSCS	6/17/2020	5,524,963	—
CAD	14,867,036	USD	10,646,161	CITI	6/17/2020	35,540	—
CAD	166,289,602	USD	121,356,112	DB	6/17/2020	—	$(1,879,963)
CAD	166,756,418	USD	121,686,237	MSCS	6/17/2020	—	(1,874,691)
EUR	57,097,805	USD	62,384,365	CITI	6/17/2020	239,703	—
EUR	151,556,455	USD	168,861,720	DB	6/17/2020	—	(2,636,731)
EUR	151,556,455	USD	168,834,759	MSCS	6/17/2020	—	(2,609,772)
GBP	16,808,363	USD	20,881,639	CITI	6/17/2020	292,310	—
GBP	66,310,372	USD	82,033,194	DB	6/17/2020	1,499,767	—
GBP	66,310,372	USD	82,033,447	MSCS	6/17/2020	1,499,514	—
JPY	4,887,756,134	USD	45,600,937	CITI	6/17/2020	—	(28,591)
JPY	11,386,393,387	USD	107,760,945	DB	6/17/2020	—	(1,596,756)
JPY	11,386,393,387	USD	107,760,500	MSCS	6/17/2020	—	(1,596,312)
NOK	195,525,350	USD	18,670,181	CITI	6/17/2020	419,166	—
NOK	1,372,556,136	USD	131,175,635	DB	6/17/2020	2,828,475	—
NOK	1,372,556,136	USD	130,679,251	MSCS	6/17/2020	3,324,862	—
NZD	36,045,471	USD	21,402,205	CITI	6/17/2020	703,441	—
NZD	132,528,665	USD	79,553,424	DB	6/17/2020	1,722,580	—
NZD	132,528,665	USD	79,663,605	MSCS	6/17/2020	1,612,402	—
SEK	832,132,509	USD	83,167,683	CITI	6/17/2020	2,163,629	—
SEK	1,016,459,968	USD	104,381,857	DB	6/17/2020	—	(148,626)
SEK	1,045,170,153	USD	107,274,944	MSCS	6/17/2020	—	(97,614)
SGD	24,221,829	USD	16,964,970	CITI	6/17/2020	214,865	—
SGD	108,828,738	USD	75,936,397	DB	6/17/2020	1,252,650	—
SGD	108,170,329	USD	75,498,952	MSCS	6/17/2020	1,223,101	—
USD	57,060,889	AUD	92,324,814	CITI	6/17/2020	—	(3,110,542)
USD	136,238,889	AUD	215,197,815	DB	6/17/2020	—	(4,013,336)
USD	131,284,378	AUD	207,092,263	MSCS	6/17/2020	—	(3,685,167)
USD	24,737,847	CAD	35,088,938	CITI	6/17/2020	—	(472,935)
USD	134,277,132	CAD	186,511,504	DB	6/17/2020	271,904	—
USD	134,609,857	CAD	186,978,320	MSCS	6/17/2020	269,230	—
USD	5,124,301	EUR	4,738,388	CITI	6/17/2020	—	(72,695)
USD	109,353,678	EUR	99,197,038	DB	6/17/2020	555,764	—
USD	109,217,294	EUR	99,197,038	MSCS	6/17/2020	419,380	—
USD	32,051,370	GBP	25,850,691	CITI	6/17/2020	—	(513,443)
USD	94,744,581	GBP	75,352,700	DB	6/17/2020	—	(179,246)
USD	94,744,792	GBP	75,352,700	MSCS	6/17/2020	—	(179,038)
USD	43,848,247	JPY	4,714,052,766	CITI	6/17/2020	—	(104,527)
USD	104,789,265	JPY	11,212,690,019	DB	6/17/2020	244,645	—
USD	104,792,647	JPY	11,212,690,019	MSCS	6/17/2020	248,029	—
USD	23,110,595	NOK	238,547,347	CITI	6/17/2020	—	(179,036)
USD	136,818,682	NOK	1,415,578,133	DB	6/17/2020	—	(1,385,711)
USD	136,734,858	NOK	1,415,578,133	MSCS	6/17/2020	—	(1,469,534)
USD	35,160,025	NZD	58,912,874	CITI	6/17/2020	—	(969,540)
USD	96,366,979	NZD	155,396,068	DB	6/17/2020	1,067,056	—
USD	96,395,799	NZD	155,396,068	MSCS	6/17/2020	1,095,874	—
USD	34,263,159	SEK	343,650,946	CITI	6/17/2020	—	(976,645)
USD	52,920,228	SEK	527,978,405	DB	6/17/2020	—	(1,221,498)
USD	55,763,505	SEK	556,688,590	MSCS	6/17/2020	—	(1,322,312)
USD	22,483,460	SGD	32,235,371	CITI	6/17/2020	—	(380,148)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	83,771,143	SGD	116,842,280	DB	6/17/2020	$898,324	—
USD	83,265,231	SGD	116,183,871	MSCS	6/17/2020	859,400	—
						$37,656,392	$(32,704,409)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$386,056,611	$31,098,742	$354,957,869	—
Total investments in securities	$386,056,611	$31,098,742	$354,957,869	—
Derivatives:
Assets
Forward foreign currency contracts	$37,656,392	—	$37,656,392	—
Liabilities
Forward foreign currency contracts	(32,704,409)	—	(32,704,409)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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